CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Nov. 30, 2013	Nov. 30, 2012
Current assets:
Cash and cash equivalents	$ 102,992	$ 117,174
Accounts receivable, net	90,835	132,917
Inventories	132,227	171,605
Prepaid expenses	3,316	3,134
Deferred income taxes	762	228
Other current assets	11,612	7,121
Total current assets	341,744	432,179
Property, plant and equipment, net	41,595	40,194
Intangible assets, net	14,274	14,975
Deferred income taxes	6,583	23,929
Total assets	404,196	511,277
Current liabilities:
Accounts payable	67,061	82,125
Employee compensation and benefits payable	18,896	17,961
Deferred revenue	4,880	18,521
Income taxes payable	1,649	369
Other accrued liabilities	16,886	17,767
Total current liabilities	109,372	136,743
Total liabilities	109,372	136,743
Commitments and contingencies (note 13)
Shareholders' equity
Common shares (in thousands), par value $0.01 per share 70,000 authorized, 27,563 and 27,024 issued and outstanding	275	270
Additional paid-in capital	312,391	354,593
Accumulated other comprehensive income	2,123	863
Accumulated income (deficit)	(19,965)	18,808
Total shareholders' equity	294,824	374,534
Total liabilities and shareholders' equity	$ 404,196	$ 511,277